Document and Entity Information	May 29, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001209028
Document Type	8-K
Document Period End Date	May 29, 2023
Entity Registrant Name	ARLINGTON ASSET INVESTMENT CORP.
Entity Incorporation State Country Code	VA
Entity File Number	001-34374
Entity Tax Identification Number	54-1873198
Entity Address, Address Line One	6862 Elm Street
Entity Address, Address Line Two	Suite 320
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22101
City Area Code	703
Local Phone Number	373-0200
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock
Trading Symbol	AAIC
Security Exchange Name	NYSE
Seven Point Zero Zero Percent Series B Cumulative Perpetual Redeemable Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.00% Series B Cumulative Perpetual Redeemable Preferred Stock
Trading Symbol	AAIC PrB
Security Exchange Name	NYSE
Eight Point Two Fifty Percent Series C Fixed To Floating Rate Cumulative Redeemable Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.250% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	AAIC PrC
Security Exchange Name	NYSE
M 6.000 Senior Notes Due 20262 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.000% Senior Notes due 2026
Trading Symbol	AAIN
Security Exchange Name	NYSE
M 6.75 Senior Notes Due 20251 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.75% Senior Notes due 2025
Trading Symbol	AIC
Security Exchange Name	NYSE